TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Earning before income tax-rate	$ 406,149	$ 9,571,888	$ (7,058,313)	$ 7,322,464
Income tax expense by applying tax rate in force in the respective countries	339,932	(3,712,895)	2,382,343	(5,434,748)
Share of profit or loss of subsidiaries, joint ventures and associates	80,501	688,853	(15,763)	1,219,030
Stock options charge	(64,915)	(262,241)	(133,846)	(1,489,037)
Non-deductible expenses	(398,345)	266,854	(942,346)	(116,220)
Tax inflation adjustment	708,130	2,634,025	1,500,823	7,460,048
Result of inflation effect on monetary items and other finance results	(466,211)	(8,647,836)	(1,325,710)	(11,000,459)
Others		699,853		598,959
Income tax expenses	$ 199,092	$ (8,333,387)	$ 1,465,501	$ (8,762,427)